Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email: treilly@mmwr.com

July 15, 2014

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund, Inc.
1933 Act Registration No. 002-74436
1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund, Inc. (the “Fund”), a New York corporation, attached herewith for filing pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 42 to the Fund’s Registration Statement on Form N-1A (“PEA No. 42”). PEA No. 42 is being filed to disclose: (i) that subject to shareholder approval, the Fund is going to transfer all of its assets and liabilities to New Alternatives Fund (the “Trust”), a Delaware statutory trust, in exchange for Class A Shares of the Trust (the “Reorganization”); and (ii) after the Reorganization, the Trust will issue a second class of shares called “Investor Shares.”

The Fund is a single, stand-alone mutual fund with one class of shares. The Fund has been in operation since September 3, 1982. The Trust is a newly formed Delaware statutory trust that has no assets or liabilities and has been created solely to continue the Fund’s offering. Class A Shares of the Trust are identical to the Fund’s current shares of common stock. Investor Shares have never been offered before and will only be offered if the Reorganization is consummated.

The Reorganization is being entered into solely to re-domicile the Fund from a New York corporation to a Delaware statutory trust. The Reorganization is intended to be a transaction entered into pursuant to Rule 414 under the 1933 Act. At the closing of the Reorganization and

Montgomery McCracken Walker & Rhoads LLP

U.S. Securities and Exchange Commission

July 15, 2014

on or before the effective date of this PEA No. 42, the Trust will file a subsequent post-effective amendment for the purpose of adopting under the 1933 Act and the Investment Company Act of 1940, the Registration Statement on Form N-1A of the Fund, pursuant to the provisions of Rule 414 under the 1933 Act.

In accordance with the provisions of paragraph (d) of Rule 414, PEA No. 42 revises and sets forth additional information arising in connection with the Fund’s change of domicile.

Information concerning the Reorganization will be filed with the U. S. Securities and Exchange Commission later in July, 2014, on Form N-14. It is anticipated that the Reorganization will occur in late October, 2014.

The Fund and the Trust are substantially the same. The differences are:

1.	The Fund is a New York corporation and the Trust is a Delaware statutory trust.

2.	The Fund issues one class of shares; the Trust may issue multiple classes of shares.

3.

The Fund’s existing shares will be converted into Class A Shares of the Trust. Both types of shares are identical. Fund Shares and Class A Shares of the Trust are each sold with a front-end sales load. Neither has a redemption fee nor any Rule 12b-1 fee or shareholder servicing fee.

4.

After the Reorganization, the Trust will offer a second class of shares, Investor Shares, which are being registered here. Investor Shares are sold without a front-end sales load. Investor Shares are subject to a redemption fee if redeemed within 60 days of initial purchase. Investor Shares are subject to a 0.25% Rule 12b-1 fee.

5.

The Trust’s investment advisory fee is slightly higher than the Fund’s current investment advisory fee. The Trust will charge the same basic investment advisory fee (i.e., an annual fee of 1.00% of average daily net assets). However, the Trust will charge different breakpoints on the investment advisory fee then the Fund currently charges. Based upon the Fund’s most recent fiscal year end financials, had this change been in effect for the prior fiscal year, this change in breakpoint schedule would have increased the investment advisory fee received by the investment adviser (and total annual fund operating expenses) by 0.04% on an annualized basis.

Montgomery McCracken Walker & Rhoads LLP

U.S. Securities and Exchange Commission

July 15, 2014

6.	The Trust has made certain minor changes to the Fund’s current fundamental investment restrictions. The changes would:

•	simplify, modernize and conform the fundamental investment restrictions to language more commonly used within the mutual fund industry;

•	change certain fundamental investment restrictions to non-fundamental investment restrictions; and

•	eliminate certain fundamental investment restrictions that are outdated or no longer required by federal or state law.

None of the proposed fundamental investment restriction changes are intended to change the Trust’s investment objective, policies and strategy.

Questions concerning PEA No. 42 may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	David J. Schoenwald
Bonnie M. Scott

Enclosure